Investment Objectives and Goals - Parvin Hedged Equity Solari World Fund	Mar. 31, 2026
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]

The Parvin Hedged Equity Solari World Fund (the “Fund”) seeks capital preservation, current income, and growth.

The Fund may change its investment objectives without shareholder approval, although it has no current intention to do so. Shareholders will be provided with at least 60 days’ prior written notice of any change to the Fund’s investment objectives.